Business segment information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Business segment information [Abstract]
Number of reportable business segments	3	3	3	3
Segment Reporting Information [Line Items]
Revenue from external customers	$ 346,274	$ 347,996	$ 696,026	$ 683,116
Operating income	63,986	63,220	131,441	132,175
Depreciation and amortization expense	18,940	19,837	38,683	35,284
Total assets	1,334,976	1,336,909	1,334,976	1,336,909	1,308,691
Capital asset purchases	10,874	11,267	19,296	21,066
SmallBusinessService [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	203,156	193,165	403,159	385,491
Operating income	34,329	30,476	70,099	59,545
Depreciation and amortization expense	11,398	11,693	22,533	23,131
Total assets	778,740	778,017	778,740	778,017
Capital asset purchases	0	0	0	0
FinancialService [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	86,656	98,248	174,670	199,693
Operating income	13,214	20,032	28,911	44,021
Depreciation and amortization expense	3,412	3,068	6,165	5,969
Total assets	96,847	68,335	96,847	68,335
Capital asset purchases	0	0	0	0
DirectCheck [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	56,462	56,583	118,197	97,932
Operating income	16,443	12,712	32,431	28,609
Depreciation and amortization expense	4,130	5,076	9,985	6,184
Total assets	173,928	185,380	173,928	185,380
Capital asset purchases	0	0	0	0
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	0	0	0	0
Operating income	0	0	0	0
Depreciation and amortization expense	0	0	0	0
Total assets	285,461	305,177	285,461	305,177
Capital asset purchases	$ 10,874	$ 11,267	$ 19,296	$ 21,066